EARNINGS (LOSS) PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EARNINGS (LOSS) PER SHARE
Net income (loss)	€ 699,890	€ (1,703,668)	€ 1,512,057
Weighted average number of shares for the computation of basic EPS	32,129,047	29,148,108	29,016,118
Basic EPS (in Euros)	€ 0.02	€ (0.06)	€ 0.05
Effect of dilutive securities (in shares)	293,824	622,723	604,238
Weighted average number of shares for the computation of diluted EPS	32,422,871	29,148,108	29,615,466
Diluted EPS income / (loss) (in Euros)	€ 0.02	€ (0.06)	€ 0.05